Segment Information	6 Months Ended
Jun. 30, 2017
Segment Information
Segment Information

11. Segment Information

        The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and other services. Information regarding the business segments provided to the Group's chief operating decision makers ("CODM"), its Chief Executive Officer, is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As substantially all of the Group's revenues are derived from within the PRC and substantially all of the Group's long-lived assets are located within the PRC, no geographical information is presented.

        The following is a summary of the Group's revenues:

Revenues	Advertising & Marketing	Other	Total
	(In thousand)
Six months ended June 30, 2016	$226,419	$39,756	$266,175
Six months ended June 30, 2017	$387,637	$64,937	$452,574